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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                               ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          111 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY      February 13, 2001
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                0
                                          --------------------------
 Form 13F Information Table Entry Total:          47
                                          --------------------------
 Form 13F Information Table Value Total:      $549,995 (thousands)
                                          --------------------------

 List of Other Included Managers:

     NONE

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




                            NAME OF REPORTING MANAGER

                        FENIMORE ASSET MANAGEMENT, INC.
                                     12/31/2000
                         -------------------------------


                                                 FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
 COLUMN 1                         COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
 NAME OF                          TITLE OF                   VALUE      SHRS OR  SH/PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
 ISSUER                           CLASS        CUSIP #     (x$1000)     PRN AMT  PRN/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
                                                                                          (A)SOLE
------------------------------------------------------------------------------------------------------------------------------------


ADC TELECOMMUNICATIONS          COMMON STOCK  000886101  $   485,750      26,800        26,800                   26,800
ALLIED CAPITAL CORPORATION      COMMON STOCK  01903Q108  $23,878,416   1,095,972     1,095,972                1,095,972
AMERICAN EXPRESS                COMMON STOCK  025816109  $ 7,439,319     135,413       135,413                 135,413
AMERICAN POWER CONVERSION       COMMON STOCK  029066107  $ 5,361,607     279,425       279,425                  279,425
BANKNORTH GROUP INC.            COMMON STOCK  06646L100  $ 8,853,323     715,420       715,420                  715,420
BLOCK H & R                     COMMON STOCK  093671105  $18,554,619     448,450       448,450                  448,450
BROWN AND BROWN                 COMMON STOCK  115236101  $27,547,100     787,060       787,060                  787,060
C-COR MET CORP.                 COMMON STOCK  125010108  $   497,613      51,200        51,200                   51,200
CITIGROUP INC.                  COMMON STOCK  172967101  $ 6,098,301     119,427       119,427                  119,427
CLARCOR                         COMMON STOCK  179895107  $   318,057      15,374        15,374                   15,374
CONMED CORPORATION              COMMON STOCK  207410101  $19,661,966   1,148,144     1,148,144                1,148,144
CSS INDUSTRIES                  COMMON STOCK  125906107  $ 8,676,503     408,306       408,306                  510,956
FARM FAMILY HOLDINGS INC.       COMMON STOCK  307901108  $ 5,623,763     131,550       131,550                  131,550
FRANKLIN RESOURCES              COMMON STOCK  354613101  $14,856,676     389,939       389,939                  389,939
GENERAL ELECTRIC                COMMON STOCK  369604103  $   911,925      19,023        19,023                   19,023
HICKORY TECH CORPORATION        COMMON STOCK  429060106  $   321,850      15,700        15,700                   15,700
IDEX CORP                       COMMON STOCK  45167R104  $25,971,623     784,049       784,049                  784,049
INTERNATIONAL SPEEDWAY CORP.    COMMON STOCK  460335201  $ 2,388,300      62,850        62,850                   62,850
KAYDON CORPORATION              COMMON STOCK  486587108  $33,201,459   1,334,732     1,334,732                1,334,732
LABOR READY INC.                COMMON STOCK  505401208  $   723,394     218,350       218,350                  218,350
LANDAUER INC.                   COMMON STOCK  51476K103  $ 2,321,275     126,500       126,500                  126,500
M & T BANK CORP.                COMMON STOCK  55261F104  $15,555,000     228,750       228,750                  228,750
MARTIN MARIETTA MATERIALS       COMMON STOCK  573284106  $ 2,290,545      54,150        54,150                   54,150
MEREDITH CORP.                  COMMON STOCK  589433101  $11,917,607     370,250       370,250                  370,250
MOCON                           COMMON STOCK  607494101  $ 2,854,547     439,161       439,161                  439,161
NEW ENGLAND BUSINESS
  SERVICE, INC.                 COMMON STOCK  643872104  $15,135,583     829,347       829,347                  829,347
NEW PLAN EXCEL REALTY TRUST     COMMON STOCK  648053106  $ 1,692,023     128,916       128,916                  128,916
NORTH FORK BANCORPORATION       COMMON STOCK  659424105  $ 8,205,270     334,050       334,050                  334,050
ONEIDA LTD.                     COMMON STOCK  682505102  $   229,012      12,337        12,337                   12,337
PROTECTIVE LIFE CORP.           COMMON STOCK  743674103  $23,456,393     727,330       727,330                  727,330
REGAL BELOIT, INC.              COMMON STOCK  758750103  $10,926,538     640,477       640,477                  640,477
RENAL CARE GROUP INC.           COMMON STOCK  759930100  $ 1,626,125      59,300        59,300                   59,300
REYNOLDS & REYNOLDS, CL A       COMMON STOCK  761695105  $25,469,235   1,257,740     1,257,740                1,184,030
RPM INC.                        COMMON STOCK  749685103  $ 2,192,188     256,007       256,007                  256,007
SCP POOL CORP.                  COMMON STOCK  784028102  $ 1,070,243      35,600        35,600                   35,600
SERVICEMASTER COMPANY           COMMON STOCK  81760N109  $28,821,162   2,506,188     2,506,188                2,506,188
SOUTHTRUST CORP.                COMMON STOCK  844730101  $11,193,269     275,100       275,100                  275,100
TENNANT COMPANY                 COMMON STOCK  880345103  $13,783,200     287,150       287,150                  287,150
TRUSTCO BANK NEW YORK           COMMON STOCK  898349105  $21,430,794   1,758,352     1,758,352                1,758,352
US BANCORP                      COMMON STOCK  902973106  $15,226,504     521,670       521,670                  521,670
WADDELL & REED FINANCIAL        COMMON STOCK  930059100  $ 6,208,689     165,015       165,015                  165,015
WADDELL & REED FINL CL B        COMMON STOCK  930059209  $ 5,065,313     135,075       135,075                  135,075
WATSON PHARMACEUTICALS          COMMON STOCK  942683103  $19,545,114     381,830       381,830                  381,830
WD-40 COMPANY                   COMMON STOCK  929236107  $   206,043      10,600        10,600                   10,600
WHITE MOUNTAINS INSURANCE GROUP COMMON STOCK  G9618E107  $61,760,952     193,608       193,608                  193,608
WHOLE FOODS MARKET INC.         COMMON STOCK  966837106  $ 6,820,022     111,575       111,575                  111,575
ZEBRA TECHNOLOGIES CORP CL A    COMMON STOCK  989207105   18,992,344     269,440       269,440                  269,440

TOTAL                                                   $549,995,134  20,975,739    20,975,739               20,975,739


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